Derivative Financial Instruments (Protection Sold Through Credit Default Swaps And Credit-Linked Notes) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014		Mar. 31, 2013
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	¥ 43,709,000		¥ 107,425,000
Maximum potential/Notional amount, Expiring in 1-5 years	28,618,000		37,805,000
Maximum potential/Notional amount, Expiring over 5 years	10,580,000		10,143,000
Credit Default Swaps Sold [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	597,479		624,962
Maximum potential/Notional amount, Expiring in 1-5 years	2,619,297		2,387,304
Maximum potential/Notional amount, Expiring over 5 years	249,120		241,579
Maximum potential/Notional amount, Total	3,465,896		3,253,845
Credit derivative (asset) liability at fair value	(39,484)	[1]	(3,130)	[1]
Credit Default Swaps Sold [Member] | Single Name Credit Default Swaps [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	473,702		575,600
Maximum potential/Notional amount, Expiring in 1-5 years	2,136,941		1,943,959
Maximum potential/Notional amount, Expiring over 5 years	81,491		116,406
Maximum potential/Notional amount, Total	2,692,134		2,635,965
Credit derivative (asset) liability at fair value	(29,382)	[1]	339	[1]
Credit Default Swaps Sold [Member] | Single Name Credit Default Swaps [Member] | Investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	422,991	[2]	488,834	[2]
Maximum potential/Notional amount, Expiring in 1-5 years	1,952,552	[2]	1,775,720	[2]
Maximum potential/Notional amount, Expiring over 5 years	78,741	[2]	102,613	[2]
Maximum potential/Notional amount, Total	2,454,284	[2]	2,367,167	[2]
Credit derivative (asset) liability at fair value	(30,634)	[1],[2]	(8,863)	[1],[2]
Credit Default Swaps Sold [Member] | Single Name Credit Default Swaps [Member] | Non-Investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	49,579		75,959
Maximum potential/Notional amount, Expiring in 1-5 years	180,168		164,215
Maximum potential/Notional amount, Expiring over 5 years	2,750		13,793
Maximum potential/Notional amount, Total	232,497		253,967
Credit derivative (asset) liability at fair value	1,326	[1]	9,275	[1]
Credit Default Swaps Sold [Member] | Single Name Credit Default Swaps [Member] | Not Rated [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	1,132		10,807
Maximum potential/Notional amount, Expiring in 1-5 years	4,221		4,024
Maximum potential/Notional amount, Expiring over 5 years
Maximum potential/Notional amount, Total	5,353		14,831
Credit derivative (asset) liability at fair value	(74)	[1]	(73)	[1]
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	123,777		49,362
Maximum potential/Notional amount, Expiring in 1-5 years	482,356		443,345
Maximum potential/Notional amount, Expiring over 5 years	167,629		125,173
Maximum potential/Notional amount, Total	773,762		617,880
Credit derivative (asset) liability at fair value	(10,102)	[1]	(3,469)	[1]
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | BTMU [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	940		34,479
Maximum potential/Notional amount, Expiring in 1-5 years	83,816		48,539
Maximum potential/Notional amount, Expiring over 5 years	166,629		116,173
Maximum potential/Notional amount, Total	251,385		199,191
Credit derivative (asset) liability at fair value	(3,316)	[1]	600	[1]
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | BTMU [Member] | Investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	940	[2]	34,479	[2]
Maximum potential/Notional amount, Expiring in 1-5 years	83,816	[2]	47,599	[2]
Maximum potential/Notional amount, Expiring over 5 years	166,629	[2]	116,173	[2]
Maximum potential/Notional amount, Total	251,385	[2]	198,251	[2]
Credit derivative (asset) liability at fair value	(3,316)	[1],[2]	600	[1],[2]
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | BTMU [Member] | Non-Investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less
Maximum potential/Notional amount, Expiring in 1-5 years			940
Maximum potential/Notional amount, Expiring over 5 years
Maximum potential/Notional amount, Total			940
Credit derivative (asset) liability at fair value		[1]		[1]
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | MUSHD [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	122,837		14,883
Maximum potential/Notional amount, Expiring in 1-5 years	398,540		394,806
Maximum potential/Notional amount, Expiring over 5 years	1,000		9,000
Maximum potential/Notional amount, Total	522,377		418,689
Credit derivative (asset) liability at fair value	(6,786)	[1]	(4,069)	[1]
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | MUSHD [Member] | Investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	122,837	[2]	7,680	[2]
Maximum potential/Notional amount, Expiring in 1-5 years	339,606	[2]	367,814	[2]
Maximum potential/Notional amount, Expiring over 5 years	1,000	[2]	9,000	[2]
Maximum potential/Notional amount, Total	463,443	[2]	384,494	[2]
Credit derivative (asset) liability at fair value	(5,520)	[1],[2]	(4,131)	[1],[2]
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | MUSHD [Member] | Non-Investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less			7,203
Maximum potential/Notional amount, Expiring in 1-5 years	7,407		2,284
Maximum potential/Notional amount, Expiring over 5 years
Maximum potential/Notional amount, Total	7,407		9,487
Credit derivative (asset) liability at fair value	(779)	[1]	(153)	[1]
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | MUSHD [Member] | Not Rated [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less
Maximum potential/Notional amount, Expiring in 1-5 years	51,527		24,708
Maximum potential/Notional amount, Expiring over 5 years
Maximum potential/Notional amount, Total	51,527		24,708
Credit derivative (asset) liability at fair value	(487)	[1]	215	[1]
Credit-Linked Notes [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		[3]	7,500	[3]
Maximum potential/Notional amount, Expiring in 1-5 years		[3]	1,505	[3]
Maximum potential/Notional amount, Expiring over 5 years	4,546	[3]	4,517	[3]
Maximum potential/Notional amount, Total	4,546	[3]	13,522	[3]
Credit derivative (asset) liability at fair value	¥ (4,368)	[1],[3]	¥ (12,741)	[1],[3]

[1]	Fair value amounts are shown on a gross basis prior to cash collateral or counterparty netting.
[2]	The MUFG Group considers ratings of Baa3/BBB- or higher to meet the definition of investment grade.
[3]	Fair value amounts shown represent the fair value of the hybrid instruments.